Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Detail)	Dec. 31, 2021	Dec. 31, 2020
Allocation of pension plan assets	100.00%	100.00%
Cash and Cash Equivalents [Member]
Allocation of pension plan assets	1.00%	1.00%
Equity Securities [Member]
Allocation of pension plan assets	17.00%	23.00%
Government Debt Securities [Member]
Allocation of pension plan assets	12.00%	12.00%
Corporate Debt Securities [Member]
Allocation of pension plan assets	22.00%	15.00%
Investment Funds [Member]
Allocation of pension plan assets	21.00%	21.00%
Real Estate [Member]
Allocation of pension plan assets	1.00%	2.00%
Other (Mainly Insurance Assets - Contracts and Reserves) [Member]
Allocation of pension plan assets	26.00%	26.00%